Equity, Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended			9 Months Ended	12 Months Ended
		Jan. 20, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution Made to Member or Limited Partner
General partner’s distributions							$ 75.0	$ 46.0	$ 13.0
Common							259.0	171.0	103.0
Total cash distributions							334.0	217.0	116.0
Quarterly cash distribution
Distribution Made to Member or Limited Partner
Declaration date		Jan. 20, 2016				Oct. 18, 2016
Total cash distributions declared		$ 98.0	$ 131.0	$ 123.0	$ 108.0
Cash distributions paid per unit		$ 0.7800	$ 0.875	$ 0.842	$ 0.810
Date of distribution		Feb. 12, 2016	Nov. 14, 2016	Aug. 12, 2016	May 13, 2016
Unitholders record date		Feb. 02, 2016	Nov. 04, 2016	Aug. 02, 2016	May 02, 2016
Rockies Natural Gas Business Acquisition
Distribution Made to Member or Limited Partner
General partner distributions forfeited							(10.0)
General Partner
Distribution Made to Member or Limited Partner
General partner’s distributions							6.0	5.0	2.0
General partner’s IDRs	[1],[2]						69.0	41.0	11.0
Common
Distribution Made to Member or Limited Partner
Common							259.0	157.0	71.0
Subordinated
Distribution Made to Member or Limited Partner
Common	[3]						$ 0.0	$ 14.0	$ 32.0

[1]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.388125 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $10 million of IDRs for the year ended December 31, 2015, waved by TLGP in connection with the Rockies Natural Gas Business Acquisition. See Note 12 for further discussion related to IDRs.
[2]	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.
[3]	On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.